Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative	$ 4,973,245	$ 4,629,070
Research and development	2,224,555	936,776
Total operating expenses	7,197,800	5,565,846
Loss from operations	(7,197,800)	(5,565,846)
Other income (expense):
Interest expense	(2,805,856)	(609,458)
Loss on issuance of debt		(53,541)
Loss on extinguishment of debt		(23,284)
Gain on conversion of notes	59,890
Change in fair value of SAFE	175,783
Change in fair value warrant liability	(458,558)	(1,569,383)
Change in fair value of derivative		(4,496)
Other income	2,665
Other expense	(5,095)
Total other expense	(3,031,171)	(2,260,162)
Net loss	(10,228,971)	(7,826,008)
Less: Accrued preferred unit and stock dividend		(19,442)
Less: Deemed dividend - beneficial conversion feature on preferred stock		(1,452,422)
Net loss attributable to common stockholders	$ (10,228,971)	$ (9,297,872)
Basic weighted average number of shares outstanding	6,666,005	5,775,898
Diluted weighted average number of shares outstanding	6,666,005	5,775,898
Basic net loss per share attributable to common stockholders	$ (1.53)	$ (1.61)
Diluted net loss per share attributable to common stockholders	$ (1.53)	$ (1.61)